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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington D.C. 20549


                               FORM 13F COVER PAGE

           Report for the Calendar Year or Quarter Ended: June 30,1999

                 Check here if Amendment [ ]: Amendment Number:

                        This Amendment (Check only one.):

                         [ ] is a restatement.
                         [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:   Chieftain Capital Management, Inc.

Address:   12 East  49th Street, New York, New York 10017

Form 13F File Number: 28-1658

               The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Thomas D. Stern
Title:   Director
Phone:   (212) 421-9760

Signature, Place, and Date of Signing:

                               /s/

New York, New York
August 13, 1999

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F Summary Page

                                 Report Summary:



Number of Other Included Managers:   0

Form 13F Information Table Entry Total:  5

Form 13F Information Table Value Total:   $1,328,780  (thousands)

CONFIDENTIAL INFORMATION HAS BEEN OMITTED
AND FILED SEPARATELY WITH THE COMMISSION.

List of Other Included Managers:    NONE

     COLUMN 1          COLUMN 2         COLUMN 3       COLUMN 4                       COLUMN 5                 COLUMN 6
-----------------------------------------------------------------------------------------------------------------------------
  NAME OF ISSUER    TITLE OF CLASS       CUSIP          VALUE        SHARES OR         SH/PRN     PUT/CALL    INVESTMENT
                                                       (X$1000)      PRINCIPAL AMT                            DISCRETION
-----------------------------------------------------------------------------------------------------------------------------
SHAW
COMMUNICATIONS INC       CL B         82028K 20 0       679,781      17,101,397          SH                      SOLE
-----------------------------------------------------------------------------------------------------------------------------

ALBERTA ENERGY LTD        COM         012873 10 5       417,231      12,912,178          SH                      SOLE
-----------------------------------------------------------------------------------------------------------------------------

MEDIAONE GROUP INC        COM         58440J 10 4        84,631       1,137,902          SH                      SOLE
-----------------------------------------------------------------------------------------------------------------------------

TCA CABLE TV INC          COM         872241 10 4       113,189       2,039,449          SH                      SOLE
-----------------------------------------------------------------------------------------------------------------------------
FEDERAL HOME LN
MTG CORP                  COM         313400 30 1        33,948         585,306          SH                      SOLE
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------





COLUMN TOTALS                                         1,328,780
-----------------------------------------------------------------------------------------------------------------------------

  GRAND TOTAL                                         1,328,780

     COLUMN 1          COLUMN 7                COLUMN 8
---------------------------------------------------------------------
  NAME OF ISSUER        OTHER                       VOTING AUTHORITY
                       MANAGERS        SOLE         SHARED       NONE
---------------------------------------------------------------------
SHAW
COMMUNICATIONS INC                     17,101,397
---------------------------------------------------------------------

ALBERTA ENERGY LTD                     12,912,178
---------------------------------------------------------------------

MEDIAONE GROUP INC                      1,137,902
---------------------------------------------------------------------

TCA CABLE TV INC                        2,039,449
---------------------------------------------------------------------
FEDERAL HOME LN
MTG CORP                                  585,306
---------------------------------------------------------------------

---------------------------------------------------------------------





COLUMN TOTALS
----------------------------------------------------------------------------

  GRAND TOTAL